UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

3547 Meeks Farm Road   Suite A1,  Johns Island, SC   29455

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(843) 557-1300

Date of fiscal year end:

October 31

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital US Emerging Companies Fund
	Schedule of Investments
	January 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 97.05%

Agricultural Services - 1.09%
67,000	Calavo Growers, Inc.	1,822,400

Coating, Engraving & Allied Services - 1.00%
117,900	Northern Technologies International Corp. *	1,662,390

Communications Services, NEC - 0.97%
92,600	Rignet, Inc. *	1,615,870

Computer Equipment - 3.04%
141,200	Allot communications Ltd. *	2,225,312
337,800	OCZ Technology Group, Inc. *	2,847,654
		5,072,966
Crude Petroleum & Natural Gas - 2.72%
97,000	Rex Energy Corp. *	917,620
174,000	Tetra Technologies, Inc. *	1,625,160
560,000	Warren Resources, Inc. *	1,993,600
		4,536,380
Deep Sea Foreign Transportation - 1.42%
72,700	Hornbeck Offshore Services, Inc. *	2,376,563

Electronic Components & Accessories - 1.02%
349,300	Silicon Image, Inc. *	1,697,598

Fire, Marine & Casualty Insurance - 1.47%
264,100	Maiden Holdings Ltd.	2,461,412

General Industrial Machinery & Equipment, NEC - 1.13%
86,300	Graham Corp.	1,883,066

In Vitro & In Vivo Diagnostic Substances - 1.14%
541,600	Immunomedics, Inc. *	1,906,432

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 0.98%
257,910	Ceco Environmental Corp.	1,640,307

Industrial Inorganic Chemicals - 1.22%
131,900	Seacube Container Leasing Ltd.	2,036,536

Insurance Agents, Brokers & Services - 0.39%
96,500	Fortegra Financial Corp. *	653,305

Measuring & Controlling Device - 1.23%
23,400	Oyo Geospace Corp. *	2,059,434

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.20%
39,200	Oxford Industries, Inc.	1,996,456

Miscellaneous Primary Metal Products - 1.20%
90,600	Dynamic Materials Co.	2,002,260

Mortgage Investment - 0.96%
168,100	Hercules Technology Growth Capital	1,601,993

Motor Vehicle Parts & Accessories - 2.32%
136,800	Amerigon, Inc. *	2,099,880
189,000	Stoneridge, Inc. *	1,770,930
		3,870,810
National Commercial Banks - 3.91%
181,900	Cardinal Financial Corp.	2,039,099
124,200	Financial Institutions, Inc.	2,123,820
233,200	Nara Bancorp, Inc. *	2,357,652
		6,520,571
Oil & Gas Field Exploration Services - 5.83%
57,600	Dawson Geophysical Co. *	2,049,984
298,600	Forbes Energy Services Ltd. *	1,693,062
124,850	Natural Gas Services Group, Inc. *	1,721,682
252,400	Newpark Resources, Inc. *	2,054,536
271,010	TGC Industries, Inc. *	2,211,442
		9,730,706
Perfumes & Cosmetics - 1.24%
57,600	Elizabeth Arden, Inc. *	2,071,872

Pharmaceutical Preparations - 0.69%
291,804	Horizon Pharma, Inc. *	1,158,462

Pumps & Pumping Equipment - 1.20%
63,825	Gorman-Rupp Co.	2,002,829

Railroads, Line-Haul Operating & Equipment - 1.61%
90,500	Greenbriar Co., Inc. *	2,013,625
58,200	Providence & Worcester Railroad Co.	680,242
		2,693,867
Regional-Pacific Banks - 1.34%
57,700	Bank of Marin Bancorp	2,235,298

Retail-Apparel & Accessory Stores - 2.35%
89,000	Body Central Corp. *	2,391,430
53,400	Zumiez, Inc. *	1,525,104
		3,916,534
Retail-Auto Dealers & Gasoline Stations - 5.09%
74,200	Lithia Motors, Inc.	1,647,982
101,200	Rush Enterprises, Inc. *	2,328,612
138,700	Sonic Automotive, Inc. Class-A	2,162,333
194,000	West Marine, Inc. *	2,351,280
		8,490,207
Retail-Eating Places - 0.20%
30,000	Carrols Restaurants Group, Inc. *	339,300

Retail-Miscellaneous Retail - 1.43%
240,000	Zagg, Inc. *	2,395,200

Semiconductors & Related Devices - 4.17%
162,600	Inphi Corp. *	2,385,342
85,800	Volterra Semiconductor Corp. *	2,589,444
271,400	Ultra Clean Holdings, Inc. *	1,994,790
		6,969,576
Services-Business Services, NEC - 1.28%
68,100	Radware Ltd. *	2,143,107

Services-Computer Processing & Data Preparations - 0.88%
148,000	Carbonite, Inc. *	1,475,560

Services-Computer Programming - 2.32%
159,200	Computer Task Group, Inc. *	2,298,848
360,100	Easylink Services International Corp. *	1,580,839
		3,879,687
Services-Equipment Rental & Leasing, NEC - 2.70%
124,700	CAI International, Inc. *	2,172,274
106,200	Mitcham Industries, Inc. *	2,333,214
		4,505,488
Services-Help Supply Services - 2.44%
135,000	Kforce, Inc. *	1,678,050
213,400	On Assignment, Inc. *	2,392,214
		4,070,264
Services-Miscellaneous Repair - 1.10%
63,000	Team, Inc. *	1,838,970

Services-Offices & Clinics of Doctors of Medicine - 1.02%
212,500	Metropolitan Health Networks, Inc. *	1,704,250

Services-Prepackaged Software - 7.56%
284,200	Actuate Corp. *	1,636,992
244,600	American Software, Inc. Class-A	2,194,062
177,800	Clicksoftware Technologies Ltd. *	1,906,016
160,800	Liveperson, Inc. *	1,929,600
110,400	Sciquest, Inc. *	1,615,152
21,000	Virtus Investment Partners, Inc. *	1,666,770
73,000	Vocus, Inc. *	1,673,890
		12,622,482
Special Industry Machinery, NEC - 1.83%
720,600	FSI International, Inc. *	3,062,550

State Commercial Banks - 7.44%
345,800	1st United Bancorp, Inc. *	1,991,808
104,400	Bryan Mawr Bank Corp.	2,099,484
118,000	Citizens & Northern Corp.	2,479,180
120,700	Eagle Bancorp, Inc. *	2,026,553
74,700	Merchants Bancshares, Inc.	2,130,444
106,000	State Bank Financial Corp. *	1,696,000
		12,423,469
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.12%
47,100	Universal Stainless & Alloy Products, Inc. *	1,873,167

Surgical & Medical Instruments & Apparatus - 3.61%
66,900	Cantel Medical Corp.	2,112,033
358,600	Genmark Diagnostics, Inc. *	1,671,076
48,100	ICU Medical, Inc. *	2,235,207
		6,018,316
Television Broadcasting Stations - 1.09%
889,100	Gray Television, Inc. *	1,822,655

Truck Trailers - 0.90%
168,500	Wabash National Corp. *	1,494,595

Trucking - 3.58%
146,200	Celadon Group, Inc.	2,185,690
148,000	Quality Distribution, Inc. *	1,813,000
110,900	Universal Truckload Services, Inc. *	1,971,802
		5,970,492
Wholesale-Groceries, General Line - 1.49%
117,900	The Chefs' Warehouse, Inc. *	2,486,511

Wholesale-Metals Services Centers & Offices - 0.93%
150,000	Castle AM & Co. *	1,555,500

Women's, Misses' & Juniors Outerwear - 1.18%
224,032	Bebe Stores, Inc.	1,962,520

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.01%
23,500	American Science & Engineering, Inc.	1,680,250

TOTAL FOR COMMON STOCKS (Cost $139,882,648) - 97.05%		$ 162,010,433

SHORT TERM INVESTMENTS - 2.10%
3,508,467	U.S. Bank Repurchase Agreement, 0.01%, dated 01/31/2012, due 02/01/2012 repurchase price $3,508,467, collateralized by U.S. Treasury Bonds with a market value of $3,579,429, yield of 2.65%, and maturity date of 12/20/2039	3,508,467

TOTAL INVESTMENTS (Cost $147,541,779) - 99.15%		$ 165,518,900

OTHER ASSETS LESS LIABILITIES - 0.85%		1,421,810

NET ASSETS - 100.00%		$ 166,940,710

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at January 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital US Emerging Companies Fund
1. SECURITY TRANSACTIONS

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $147,541,779 amounted to $17,977,120, which consisted of aggregate gross unrealized appreciation of $24,512,161 and aggregate gross unrealized depreciation of $6,535,041.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2012:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$162,010,433	$0	$0	$162,010,433
Real Estate Investment Trust	$0	$0	$0	$0
Repurchase Agreement	$3,508,467	$0	$0	$3,508,467
Total	$165,518,900	$0	$0	$165,518,900

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date March 30, 2012